Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - Geographic information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Income Statement [Line Items]
Revenue	€ 104,551	€ 85,637	€ 73,491
Non-current assets excluding financial instruments and deferred tax assets	35,301	37,218	10,119
United States
Consolidated Income Statement [Line Items]
Revenue	41,919	17,861	10,176
Non-current assets excluding financial instruments and deferred tax assets	25,816	25,814	0
France
Consolidated Income Statement [Line Items]
Revenue	17,148	17,859	12,655
Non-current assets excluding financial instruments and deferred tax assets	2,266	6,459	8,329
United Kingdom
Consolidated Income Statement [Line Items]
Revenue	9,210	8,803	7,153
Germany
Consolidated Income Statement [Line Items]
Revenue	3,106	3,764	5,326
Non-current assets excluding financial instruments and deferred tax assets	7,034	4,733	1,790
Other countries
Consolidated Income Statement [Line Items]
Revenue	33,168	37,350	38,181
Non-current assets excluding financial instruments and deferred tax assets	€ 185	€ 212	€ 0